Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI Germany ETF(a)	1,917,612	$58,602,223

Total Investment Companies — 99.4% (Cost: $62,119,782)		58,602,223

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.1% (Cost: $30,000)		30,000

Total Investments in Securities — 99.5% (Cost: $62,149,782)		58,632,223

Other Assets, Less Liabilities — 0.5%		310,765

Net Assets — 100.0%		$58,942,988

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$12	$—
iShares MSCI Germany ETF	75,787,255	97,341,280		(116,043,848)	73,167	1,444,369	58,602,223	1,917,612	—	—

					$73,167	$1,444,369	$58,632,223		$12	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	6,386,000	USD	7,444,045	BNP	12/03/20	$173,672
EUR	1,179,000	USD	1,392,485	BOA	12/03/20	13,918
EUR	4,497,000	USD	5,273,287	CBA	12/03/20	91,084
EUR	2,384,000	USD	2,832,394	JPM	12/03/20	11,426
EUR	1,135,000	USD	1,342,966	MS	12/03/20	10,951
EUR	3,406,000	USD	4,025,173	RBS	12/03/20	37,768
EUR	43,000	USD	50,921	SSB	12/03/20	373
EUR	3,586,000	USD	4,242,782	UBS	12/03/20	34,877
EUR	4,820,000	USD	5,755,805	SSB	01/06/21	597
USD	46,759,706	EUR	39,043,500	BNP	01/06/21	131,058
USD	7,144,887	EUR	5,966,000	BOA	01/06/21	19,847
USD	11,297,569	EUR	9,433,500	MS	01/06/21	31,382

						556,953

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	39,043,500	USD	46,704,811	BNP	12/03/20	$(130,691)
EUR	9,433,500	USD	11,284,602	MS	12/03/20	(31,590)
USD	2,846,885	EUR	2,400,000	BOA	12/03/20	(16,022)
USD	180,016	EUR	152,000	CBA	12/03/20	(1,302)
USD	63,596,631	EUR	54,554,500	CITI	12/03/20	(1,480,214)
USD	1,265,481	EUR	1,086,000	JPM	12/03/20	(29,984)
USD	12,369,318	EUR	10,589,500	MS	12/03/20	(262,660)
USD	1,398,011	EUR	1,200,000	RBS	12/03/20	(33,442)
USD	1,277,942	EUR	1,097,000	SSB	12/03/20	(30,645)
USD	16,488	EUR	14,000	TNTC	12/03/20	(213)
EUR	242,000	USD	289,152	CBA	01/06/21	(138)

						(2,016,901)

	Net unrealized depreciation					$(1,459,948)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$58,602,223	$—	$—	$58,602,223
Money Market Funds	30,000	—	—	30,000

	$58,632,223	$—	$—	$58,632,223

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$556,953	$—	$556,953
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,016,901)	—	(2,016,901)

	$—	$(1,459,948)	$—	$(1,459,948)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TNTC	The Northern Trust Company

UBS	UBS AG

Currency Abbreviations

EUR	Euro

USD	United States Dollar

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